GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Changes in the carrying amount of goodwill
Balance at beginning of year	$ 97,961	$ 89,961
Goodwill acquired during year (note 5 and 6)	2,061	31,107
Goodwill allocated to discontinued operations (note 7)	0	(25,956)
Foreign currency translation adjustments	2,696	2,849
Balance at end of year	102,718	97,961
OEM Solutions
Changes in the carrying amount of goodwill
Balance at end of year	87,356	82,885
Enterprise Solutions
Changes in the carrying amount of goodwill
Balance at end of year	$ 15,362	$ 15,076